Vessels and other fixed assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of vessels and other fixed assets, net

	Vessel cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2017	2,186,856	-411,775	1,775,081
- Transfer from advances for vessels under construction and acquisition of vessels	163,138	-	163,138
- Acquisitions, improvements and other vessel costs	844,474	-	844,474
- Vessel disposal/ transfer to Held for sale	(5,949)	-	(5,949)
- Impairment loss	(83,256)	65,472	(17,784)
- Depreciation for the period	-	(102,852)	(102,852)
Balance, December 31, 2018	$3,105,263	$-449,155	$2,656,108
- Transfer from advances for vessels under construction and acquisition of vessels	157,589	-	157,589
- Acquisitions, improvements and other vessel costs	335,671	-	335,671
- Vessel disposal	(163,049)	106,899	(56,150)
- Impairment loss	(24,551)	21,140	(3,411)
- Depreciation for the period	-	(124,280)	(124,280)
Balance, December 31, 2019	$3,410,923	$(445,396)	$2,965,527